Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of related party income
a.	Income

Company	Concept	12.31.21	12.31.20	12.31.19
PESA	Impact study	-	5	-
SACDE	Reimbursement expenses	-	60	41
FIDUS SGR	SGR contribution revenue		45	5
		-	110	46

Schedule of related party expenses

b.	Expense

Company	Concept	12.31.21	12.31.20	12.31.19

EDELCOS S.A.	Technical advisory services on financial matters	(911)	-	-
PESA	Technical advisory services on financial matters	-	(311)	(279)
SACME	Operation and oversight of the electric power transmission system	(317)	(154)	(170)
OSV	Hiring life insurance for staff	-	(41)	(41)
SB&WM Abogados	Legal fees	-	(20)	-
FIDUS	Legal fees	-	(6)	(2)
ABELOVICH, POLANO & ASOC.	Legal fees	-	(2)	(3)
		(1,228)	(534)	(495)

Schedule of key management personnel's remuneration
c.	Key Management personnel’s remuneration

	12.31.21	12.31.20	12.31.19

Salaries	1,518	486	605

Schedule of related party receivables and payables

d.	Receivables and payables

	12.31.21	12.31.20
Other receivables - Non current
SACME	2	5

Other receivables - Current
FIDUS SGR	-	26
SACME	1	2
	1	28
Other payables
Andina PLC	(119)	-
SACME	(19)	(22)
	(138)	(22)